Current Financial Assets and Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 45,915	$ 32,915
Fixed bank deposits	15,618	110,336
Total cash and cash equivalents	$ 61,533	$ 143,251	$ 136,708	$ 93,216